LOOMIS SAYLES GLOBAL BOND FUND

Supplement dated February 1, 2019 to the Summary Prospectus and Prospectus of the Loomis Sayles Global Bond Fund (the “Fund”), dated February 1, 2019, as may be revised and supplemented from time to time.

Effective March 31, 2019, Kenneth M. Buntrock, portfolio manager of the Fund, will retire. This supplement modifies the Summary Prospectus and Prospectus in order to provide information about the Fund for the period from February 1, 2019 through March 31, 2019.

For the period from February 1, 2019 through the close of business on March 31, 2019, the Prospectus is amended to include the following information.

The information under the subsection “Portfolio Managers” under the section “Management” in the Fund’s Fund Summary is amended to include the following:

Kenneth M. Buntrock, CFA®, CIC, Vice President of Loomis Sayles, has served as a portfolio manager of the Fund since 2000.

The information under “Portfolio Managers” in the section “Management” in the Prospectus is amended to include the following:

Kenneth M. Buntrock, CFA, CIC has served as portfolio manager of the Loomis Sayles Global Bond Fund since 2000. Mr. Buntrock, Vice President of Loomis Sayles, began his investment career in 1974 and joined Loomis Sayles in 1997. Mr. Buntrock holds the designations of Chartered Financial Analyst® and Chartered Investment Counselor. He earned a B.A. from Pennsylvania State University, an M.B.A. from the University of Pittsburgh and has over 44 years of investment experience.

LOOMIS SAYLES GLOBAL BOND FUND

Supplement dated February 1, 2019 to the Statement of Additional Information of the Loomis Sayles Global Bond Fund (the “Fund”), dated February 1, 2019, as may be revised and supplemented from time to time.

Effective March 31, 2019, Kenneth M. Buntrock, portfolio manager of the Fund, will retire. This supplement modifies the Fund’s Statement of Additional Information in order to provide information about the Fund for the period from February 1, 2019 through March 31, 2019.

For the period from February 1, 2019 through the close of business on March 31, 2019, the Fund’s Statement of Additional Information is amended to include the following information.

The information in the subsection “Portfolio Managers’ Management of Other Accounts” under the section “Portfolio Management Information” in the Fund’s Statement of Additional Information is amended to include the following:

As of September 30, 2018, Mr. Buntrock managed other accounts in addition to managing the Fund. The following table provides information on the other accounts managed by Mr. Buntrock.

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
Name of Portfolio Manager	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Kenneth M. Buntrock	1	$11.8 million	0	$0	33	$8.1 billion	1	$276.3 million	60	$13.4 billion	4	$6.1 billion

The information in the subsection ““Portfolio Managers’ Ownership of Fund Shares” under the section “Portfolio Management Information” in the Fund’s Statement of Additional Information is amended to include the following:

As of September 30, 2018, Mr. Buntrock had the following ownership in the Fund:

Name of Portfolio Manager	Fund(s) Managed	Dollar Range of Equity Securities Invested*
Kenneth M. Buntrock	Loomis Sayles Global Bond Fund	E

* A. None
B. $1 - 10,000
C. $10,001 - $50,000
D. $50,001 - $100,000

E. $100,001 - $500,000
F. $500,001 - $1,000,000
G. over $1,000,000